Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2013
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

	Dec. 31,	Dec. 31,
(in millions)	2013	2012
Federal funds sold and securities
purchased under resale agreements	$25,801	33,884
Interest-earning deposits	186,249	102,408
Other short-term investments	1,743	1,021
Total	$213,793	137,313